LONG-TERM BORROWINGS DUE TO RELATED PARTY - Parenthetical (Details) - Long-term Borrowings [Member] - Related Party	6 Months Ended
Dec. 31, 2020 USD ($)
Debt Instrument, Periodic Payment	$ 126,135
Debt Instrument, Interest Rate, Stated Percentage	8.90%
Debt Instrument, Term	10 years